[GRAPHIC OMITTED]

                          MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000





                                        May 1, 2003

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R)Variable Insurance Trust (the "Trust") (File Nos. 33-74668 and 811-8326) on Behalf of:

                      MFS(R)Bond Series
                      MFS(R)Capital Opportunities Series
                      MFS(R)Emerging Growth Series
                      MFS(R)Global Equity Series
                      MFS(R)High Income Series
                      MFS(R)Investors Growth Stock Series
                      MFS(R)Investors Trust Series
                      MFS(R)Mid Cap Growth Series
                      MFS(R)Money Market Series
                      MFS(R)New Discovery Series
                      MFS(R)Research Series
                      MFS(R)Strategic Income Series
                      MFS(R)Total Return Series
                      MFS(R)Utilities Series
                      MFS(R)Value Series

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 18 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2003.

     Please call the undersigned or Kerilynn Morrison at (617) 954-5000 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES F. DESMARAIS
                                        James F. DesMarais
                                        Assistant General Counsel

JFD/bjn